Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Provisions and other non-current liabilities [abstract]
Provisions	$ 8,298	$ 11,067
Taxes payable	371	355
Other	759	850
Total	$ 9,428	$ 12,272